Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 10,930	$ 10,282
Return on plan assets:
Exchange rate differences	(1,047)	212
Fair value of plan assets at December 31	10,465	10,930
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,211	1,182
Return on plan assets:
Assets still held at December 31	56	41
Assets sold during the year	11	1
Purchases (sales)	(68)	(39)
Transfers into Level 3	(27)	8
Exchange rate differences	(112)	18
Fair value of plan assets at December 31	1,071	1,211
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	155	164
Return on plan assets:
Assets still held at December 31	21	6
Assets sold during the year	3	8
Purchases (sales)	(39)	(24)
Exchange rate differences	(4)	1
Fair value of plan assets at December 31	136	155
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	158	153
Return on plan assets:
Assets still held at December 31	(3)	28
Assets sold during the year	8	(7)
Purchases (sales)	(59)	(19)
Exchange rate differences	(11)	3
Fair value of plan assets at December 31	93	158
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	866	830
Return on plan assets:
Assets still held at December 31	43	10
Purchases (sales)	30	4
Transfers into Level 3		8
Exchange rate differences	(97)	14
Fair value of plan assets at December 31	842	866
Commodities | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	32	35
Return on plan assets:
Assets still held at December 31	(5)	(3)
Transfers into Level 3	(27)
Fair value of plan assets at December 31		$ 32